Long-term Debt (Parenthetical) (Detail) (Subsidiaries)	Mar. 31, 2014
1.31% Japanese yen unsecured bond due 2013
Debt Instrument [Line Items]
Interest rate	1.31%
1.05% Japanese yen unsecured bond due 2014
Debt Instrument [Line Items]
Interest rate	1.05%
0.56% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Interest rate	0.56%
0.59% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Interest rate	0.59%
0.47% Japanese yen unsecured bond due 2016
Debt Instrument [Line Items]
Interest rate	0.47%
0.48% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Interest rate	0.48%
0.37% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Interest rate	0.37%
0.35% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Interest rate	0.35%
0.27% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Interest rate	0.27%
0.55% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Interest rate	0.55%
0.32% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Interest rate	0.32%
0.25% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Interest rate	0.25%
0.59% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Interest rate	0.59%
0.56% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Interest rate	0.56%
0.55% Japanese yen unsecured bond due 2020
Debt Instrument [Line Items]
Interest rate	0.55%
0.49% Japanese yen unsecured bond due 2020
Debt Instrument [Line Items]
Interest rate	0.49%
0.43% Japanese yen unsecured bond due 2021
Debt Instrument [Line Items]
Interest rate	0.43%